Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 184,417.42
Total Fee Amount	25.47
Total Offset Amount	0.00
Net Fee	$ 25.47
Offering Table N/A
Offset Table N/A	N/A